Investment Strategy	Jun. 16, 2025
Azoria Golden Age ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks long-term capital appreciation. The Fund seeks targeted exposure to the key themes (described below) driving what the Fund’s sub-adviser, Azoria Capital, Inc. (the “Sub-Adviser”), believes to be the Golden Age for America. The Fund aims to capitalize on structural trends that the Sub-Adviser believes are reshaping the U.S. economy and positioning select companies for potential long-term growth. Additionally, the Fund selectively employs an options strategy to seek to enhance returns.

Equity Strategy

The five primary Golden Age investment themes that form the foundation of the Fund’s equity strategy are:

●	Generative Artificial Intelligence – Companies that the Sub-Adviser determines are at the forefront of artificial intelligence (AI) infrastructure, large language models (AI systems trained on vast datasets to generate human-like text and responses), and related software applications.

●	Real-World Artificial Intelligence – Companies that the Sub-Adviser determines are leveraging AI for automation, autonomous vehicles, robotics, supply chain optimization, and productivity enhancements across industries.

●	Revival of American Manufacturing – Companies the Sub-Adviser determines appear positioned to benefit from onshoring (the practice of bringing manufacturing and supply chain operations back to U.S.), automation, and advancements in industrial technology.

●	American Energy, Power & Connectivity – Companies the Sub-Adviser determines are driving U.S. energy independence, including those in nuclear, renewables, natural gas, and grid modernization.

●	Rising General Prosperity – Companies the Sub-Adviser determines appear positioned to benefit from rising real wages, increased disposable income, and improved economic conditions for U.S. consumers.

The Sub-Adviser actively manages the Fund’s portfolio, which will generally be comprised of 50-75 U.S.-listed equity securities that align with these five investment themes (collectively, “Golden Age Companies”). The Sub-Adviser uses a discretionary investment process to identify Golden Age Companies that, in its assessment, have attractive risk-reward profiles, strong fundamental catalysts, and compelling long-term growth potential. The Fund may invest in small-, mid-, and large-capitalization companies, with a minimum market capitalization threshold of $500 million.

The Sub-Adviser determines the Fund’s portfolio allocation through a discretionary framework that evaluates each security’s estimated five-year internal rate of return (IRR) relative to other holdings. The Fund maintains a balanced approach while aiming to provide meaningful exposure to the Sub-Adviser’s high-conviction ideas. To manage position-specific risk, the Sub-Adviser limits any individual stock’s allocation at the time of purchase to 10% of the Fund’s assets.

The Sub-Adviser assesses relative investment opportunities and adjusts the Fund’s holdings accordingly, allocating positions on a discretionary basis. The Sub-Adviser evaluates fundamental catalysts (key events or changes that impact a security’s value), the macroeconomic backdrop (overall economic conditions such as GDP growth, inflation, and interest rates), and risk-reward dynamics (the balance between potential gains and losses) to determine portfolio turnover.

Options Strategy

To improve the Fund’s potential for higher returns, the Sub-Adviser may invest up to 10% of the Fund’s net assets in long call and put options (contracts that give the right to buy or sell underlying securities at a set price). The Sub-Adviser structures the Fund’s options portfolio to seek to capture asymmetric risk-reward opportunities (i.e., where potential gains appear to outweigh potential losses) while complementing the Fund’s core equity positions. The Sub-Adviser may purchase options on any equity securities, including those outside of the Fund’s core holdings, when it identifies opportunities that align with the Fund’s investment strategy. Specifically, the Fund will purchase call options on stocks that both (a) fit the Golden Age themes and (b) that the Sub-Adviser considers attractive based on the criteria described in the call options section. The Fund will purchase put options on companies that the Sub-Adviser views as having bearish fundamental outlooks in the Golden Age and that present favorable options pricing profiles on the downside in terms of realized vs. implied volatility and the fair value term structure.

The Fund primarily engages in two option strategies:

●	Call Options (Bullish Exposure) – The Fund purchases out-of-the-money calls with expirations ranging from three months to 24 months to gain leveraged exposure to select stocks. The Sub-Adviser selects options based on its assessment of several factors: the Fund’s largest equity holdings, fundamental catalysts it considers attractive, and what it views as favorable options pricing (the cost of an option relative to its potential value). This includes analyzing realized vs. implied volatility (comparing past market fluctuations to expected future volatility) and the fair value term structure (the relationship between an option’s price and its expiration timeline) as evaluated by the Sub-Adviser.

●	Put Options (Bearish Exposure) – The Fund selectively purchases limit-loss put options (which cap potential losses) to seek to profit from declines in the value of certain equity securities. The Sub-Adviser selects put options based on its assessment of the following factors:

○	Equity securities the Sub-Adviser identifies through fundamental research (analysis of a company’s financial health, industry position, and economic conditions) as having bearish outlooks (expectations of declining prices);
○	Options pricing metrics the Sub-Adviser considers attractive; and
○	Catalysts the Sub-Adviser believes could drive stock price declines (events or developments that may negatively impact a stock’s value).

Additional Portfolio Attributes

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of Golden Age Companies. The Fund defines a “Golden Age Company,” as a company the Sub-Adviser has determined is aligned with one or more of the five Golden Age investment themes described above. For purposes of compliance with the 80% policy, companies within the “Revival of American Manufacturing” theme will be those that have undertaken initiatives to bring their manufacturing operations back to the U.S. from overseas or that have undertaken initiatives to expand domestic U.S. manufacturing operations. Companies within the “Rising General Prosperity” theme will be companies that benefit from consumer spending in general, especially those serving American consumers. For purposes of the “Generative Artificial Intelligence,” theme, a company will be counted towards the 80% policy if it sells a Generative AI product or uses Generative AI in its operations. For purposes of the “Real-World Artificial Intelligence” theme, a company will be counted towards the 80% policy if it sells a physical product or service that incorporates AI in any way, shape, or form. For purposes of the “American Energy, Power & Connectivity” theme, a company will be counted towards the 80% policy if it operates in the energy, power, and connectivity spaces, as well as companies supplying companies that operate in this theme. The notional value of any investments options on Golden Age Companies will be counted towards compliance with the 80% policy.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of Golden Age Companies.
Azoria 500 Meritocracy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to invest in a portfolio of approximately 400 to 500 of the largest publicly traded U.S. companies by market capitalization, with the exclusion of companies that the Fund’s investment sub-adviser, Azoria Capital, Inc. (the “Sub-Adviser”), determines have disclosed explicit quantitative demographic hiring targets.

Investment Selection Process

The Fund’s investment process begins with an initial universe of the 500 largest publicly traded U.S. companies by market capitalization. The Sub-Adviser applies a proprietary research methodology to evaluate whether each company has publicly disclosed an explicit quantitative demographic hiring target, goal, quota, or aspiration. Companies that have disclosed such policies are excluded from the Fund’s portfolio.

To make this determination, the Sub-Adviser reviews publicly available filings, including but not limited to Form 10-K filings, ESG reports, diversity and inclusion statements, and corporate social responsibility reports. Additionally, the Sub-Adviser contacts the investor relations teams of these companies to verify the accuracy of their public disclosures. If a company does not respond to such inquiries, the determination is made based solely on the company’s public statements.

The Fund’s portfolio is constructed using a market capitalization-weighted methodology, meaning that companies with larger market capitalizations generally receive higher allocations. The number of holdings held by the Fund will be subject to the number of companies excluded from the Fund’s investment universe based on the criteria noted above; however the Sub-Adviser expects that the Fund’s portfolio will generally range between 400 and 500 holdings based on periodic evaluations and market conditions, but may fall below 400 based on the Sub-Adviser’s application of the exclusion criteria discussed above.

The Sub-Adviser monitors the Fund’s holdings on an ongoing basis to evaluate whether each holding remains consistent with the Fund’s investment criteria. The Sub-Adviser conducts quarterly reviews of public filings for each of the 500 largest U.S. companies (by market capitalization) to seek to identify any changes in hiring policy disclosures. The investor relations teams of these companies are also contacted on a quarterly basis to confirm whether their public statements remain accurate. If a company introduces an explicit quantitative demographic hiring target in its public disclosures, the Sub-Adviser will remove it from the Fund’s portfolio. Similarly, if a previously excluded company eliminates such disclosures, it may be considered for inclusion, subject to the Sub-Adviser’s discretion.

The Fund’s portfolio is reallocated on at least a quarterly basis to reflect changes in company eligibility and market capitalization. The Sub-Adviser may adjust weightings more frequently in response to market developments, liquidity considerations, and other factors deemed relevant to the Fund’s investment objective.

Additional Portfolio Attributes

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of Meritocracy Companies. The Fund defines a “Meritocracy Company” as a company that the Sub-Adviser determines to be (i) one of the 500 largest publicly traded U.S. companies by market capitalization and (ii) that has not publicly disclosed explicit quantitative demographic hiring targets.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of Meritocracy Companies.
Azoria TSLA Convexity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide exposure to Tesla, Inc. (“TSLA” or the “Underlying Security”) through a structured “convexity” investment approach (a strategy designed to maximize upside). The Fund’s investment strategy is built to seek to capture potential gains in TSLA stock while using derivatives to potentially increase returns when TSLA stock performs well, allowing for greater return potential compared to a direct investment in TSLA stock.

Under normal market conditions, approximately 80% of the Fund’s net assets will be allocated to a long position in the Underlying Security. The Fund’s investment sub-adviser, Azoria Capital, Inc. (the “Sub-Adviser”), determines how to obtain this exposure, which may be achieved directly through holding stock of the Underlying Security, and indirectly through holding total return swaps (agreements with financial institutions that provide the Fund with the returns of the Underlying Security without direct ownership) or through options contracts which reference the Underlying Security. To create this indirect (or synthetic) exposure, the Fund may buy at-the-money (“ATM”) call options (contracts that allow the Fund to buy the Underlying Security at its current market price) while simultaneously selling an equal number of ATM put options (contracts that require the Fund to buy the Underlying Security at its current market price if exercised) or by buying deep in-the-money call options. This approach provides flexibility, allowing the Sub-Adviser to adjust exposure based on market conditions, liquidity constraints, or changes in the pricing of swap agreements.

Up to 20% of the Fund’s net assets may be invested in out-of-the-money (“OTM”) call options (contracts that only gain value if the Underlying Security’s stock price rises above a certain level). The Sub-Adviser will select these options with the goal of capturing additional upside potential, generally targeting expirations ranging from one month to 24 months, with an expected average maturity of about six months. In making these selections, the Sub-Adviser will consider factors such as realized-implied volatility premia (the difference between expected and actual market volatility), the relative value of different option expiration dates, and key company or industry developments that could drive the Underlying Security’s stock price higher. By utilizing options contracts as part of its investment strategy, the Fund will have inherent economic leverage, which can magnify both potential gains and losses relative to a direct investment in the Underlying Security. As a result, the Fund may experience greater volatility and risk of loss than a fund that does not employ such leveraged exposure.

Via this strategy, the Fund seeks to employ a structured approach to gaining exposure to the Underlying Security, balancing core stock exposure with strategically positioned options to seek to enhance potential returns.

Additional Portfolio Attributes

Under normal market conditions, the Fund will invest at least 80% of its net assets, including investment borrowings, in swap agreements and options contracts that provide economic exposure to the Underlying Security. The Fund will invest in U.S. Government securities, such as bills notes and bonds issued by the U.S. Treasury and money market funds as collateral for the Fund’s indirect exposure to the Underlying Security. The Fund is classified as “non-diversified” under the 1940 Act. Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to TSLA. As of the date of the Prospectus, TSLA is assigned to the automobiles industry.

Tesla, Inc. (“TSLA”)

Tesla, Inc. is an operating company that designs develops, manufactures, leases and sells high performance fully electric vehicles, solar energy generation systems and energy storage products. Tesla, Inc. operates two segments: (i) automotive and (ii) energy generation and storage. The automotive segment includes the design, development, manufacturing, sales and leasing of electric vehicles as well as sales of automotive regulatory credits. The energy generation and storage segment includes the design, manufacture, installation, sales and leasing of solar energy generation and energy storage products and related services and sales of solar energy systems incentives. Tesla, Inc. is listed on The Nasdaq. Per Tesla, Inc.’s most recent Form 10-K filing, the aggregate market value of voting stock held by non-affiliates of Tesla, Inc., as of June 28, 2024, was approximately $550.17 billion (based on the closing price for shares of Tesla, Inc.’s common stock as reported by Nasdaq on June 28, 2024).

Tesla, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Tesla, Inc. pursuant to the Exchange Act can be located by reference to SEC file number 001-34756 through the SEC’s website at www.sec.gov. In addition, information regarding Tesla, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to TSLA or other securities of Tesla, Inc. The Fund has derived all disclosures contained in this document regarding Tesla, Inc. from publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Tesla, Inc. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Tesla, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Tesla, Inc. (and therefore the price of Tesla, Inc. at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Tesla, Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of TSLA.

NONE OF THE FUND, TRUST, ADVISER, OR SUB-ADVISER IS AFFILIATED WITH TESLA, INC.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets, including investment borrowings, in swap agreements and options contracts that provide economic exposure to the Underlying Security.